Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 101.7%
Security	Shares	Value
Aerospace & Defense — 1.7%
Airbus SE(1)	58,150	$ 7,766,948
General Dynamics Corp.(1)	5,823	1,328,867
L3Harris Technologies, Inc.(1)	6,745	1,323,639
Northrop Grumman Corp.(1)	1,439	664,415
Raytheon Technologies Corp.(1)	32,105	3,144,042
Safran S.A.	7,658	1,133,664
Textron, Inc.(1)	16,487	1,164,477
		$ 16,526,052
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	74,966	$ 3,511,080
Expeditors International of Washington, Inc.(1)	3,871	426,275
		$ 3,937,355
Automobile Components — 0.5%
Aptiv PLC(1)(2)	9,578	$ 1,074,556
Denso Corp.	46,800	2,641,738
Yokohama Rubber Co., Ltd. (The)	52,300	1,107,639
		$ 4,823,933
Automobiles — 3.2%
Bayerische Motoren Werke AG	43,980	$ 4,820,146
Honda Motor Co., Ltd.	24,800	655,989
Isuzu Motors, Ltd.	58,000	693,157
Mazda Motor Corp.	26,000	239,824
Mercedes-Benz Group AG(1)	53,889	4,144,213
Rivian Automotive, Inc., Class A(1)(2)	69,356	1,073,631
Stellantis NV	286,959	5,218,714
Tesla, Inc.(1)(2)	63,578	13,189,892
Toyota Motor Corp.	64,800	922,454
		$ 30,958,020
Banks — 4.1%
Bank of America Corp.(1)	50,000	$ 1,430,000
BNP Paribas S.A.(1)	94,000	5,613,447
Citigroup, Inc.(1)	6,447	302,300
Credit Agricole S.A.(1)	88,088	993,738
Fifth Third Bancorp(1)	36,006	959,200
HSBC Holdings PLC(1)	700,000	4,757,546
Huntington Bancshares, Inc.(1)	87,053	974,993
ING Groep NV(1)	331,336	3,934,726
Intesa Sanpaolo SpA	2,042,702	5,242,474
JPMorgan Chase & Co.(1)	44,825	5,841,146
Security	Shares	Value
Banks (continued)
KBC Group NV	22,722	$ 1,561,246
KeyCorp(1)	118,919	1,488,866
Lloyds Banking Group PLC	2,000,000	1,175,894
NatWest Group PLC	464,285	1,514,973
PNC Financial Services Group, Inc. (The)(1)	6,406	814,203
Resona Holdings, Inc.	55,000	265,328
SBI Shinsei Bank, Ltd.(2)	31,400	553,079
Standard Chartered PLC	160,392	1,215,621
Truist Financial Corp.(1)	23,494	801,145
		$ 39,439,925
Beverages — 1.8%
Asahi Group Holdings, Ltd.	17,400	$ 647,593
Coca-Cola Co. (The)(1)	28,606	1,774,430
Constellation Brands, Inc., Class A(1)	28,994	6,549,455
Heineken Holding NV	24,773	2,272,876
Heineken NV	7,692	826,511
Kirin Holdings Co., Ltd.	54,500	862,232
PepsiCo, Inc.(1)	24,276	4,425,515
		$ 17,358,612
Biotechnology — 1.6%
AbbVie, Inc.(1)	26,528	$ 4,227,767
Amgen, Inc.(1)	17,308	4,184,209
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	931,948
Gilead Sciences, Inc.(1)	71,450	5,928,207
		$ 15,272,131
Broadline Retail — 3.1%
Amazon.com, Inc.(1)(2)	234,314	$ 24,202,293
Etsy, Inc.(1)(2)	6,556	729,880
Next PLC(1)	41,584	3,379,938
PDD Holdings, Inc. ADR(1)(2)	9,075	688,793
Prosus NV(2)	8,564	670,595
		$ 29,671,499
Building Products — 0.5%
Daikin Industries, Ltd.	26,200	$ 4,700,451
		$ 4,700,451
Capital Markets — 1.4%
3i Group PLC	112,500	$ 2,344,891
CME Group, Inc.(1)	1,503	287,855
Moody's Corp.(1)	9,981	3,054,386
S&P Global, Inc.(1)	9,242	3,186,364

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
St. James's Place PLC(1)	160,504	$ 2,408,435
UBS Group AG	90,256	1,909,888
		$ 13,191,819
Chemicals — 3.5%
Air Liquide S.A.	36,478	$ 6,106,001
Air Products and Chemicals, Inc.(1)	17,877	5,134,453
BASF SE(1)	10,000	524,986
Corteva, Inc.(1)	4,706	283,819
Daicel Corp.(1)	50,400	380,841
Dow, Inc.(1)	4,706	257,983
Eastman Chemical Co.(1)	20,943	1,766,333
Linde PLC(1)	34,516	12,131,905
Mitsubishi Gas Chemical Co., Inc.	18,200	270,813
Nitto Denko Corp.	22,800	1,475,645
Shin-Etsu Chemical Co., Ltd.	109,000	3,538,251
Sumitomo Chemical Co., Ltd.	35,700	120,201
Toray Industries, Inc.	56,000	320,361
Tosoh Corp.	85,900	1,167,337
		$ 33,478,929
Commercial Services & Supplies — 0.3%
SECOM Co., Ltd.	29,900	$ 1,842,667
Waste Management, Inc.(1)	3,330	543,356
		$ 2,386,023
Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	201,836	$ 10,550,977
Nokia Oyj	200,000	981,777
		$ 11,532,754
Construction & Engineering — 0.2%
Ferrovial S.A.	59,027	$ 1,738,190
		$ 1,738,190
Construction Materials — 0.3%
CRH PLC	62,332	$ 3,149,030
		$ 3,149,030
Consumer Finance — 0.4%
American Express Co.(1)	22,280	$ 3,675,086
Navient Corp.(1)	28,416	454,372
		$ 4,129,458
Security	Shares	Value
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.(1)	8,600	$ 4,273,082
Koninklijke Ahold Delhaize NV	94,107	3,215,176
Seven & i Holdings Co., Ltd.	33,700	1,522,367
Sysco Corp.(1)	8,821	681,246
Target Corp.(1)	7,168	1,187,236
Walmart, Inc.(1)	5,517	813,481
		$ 11,692,588
Containers & Packaging — 0.2%
Smurfit Kappa Group PLC	44,508	$ 1,613,680
		$ 1,613,680
Distributors — 0.3%
LKQ Corp.(1)	51,668	$ 2,932,676
		$ 2,932,676
Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG(1)	244,879	$ 5,933,980
United Internet AG	32,975	568,425
Verizon Communications, Inc.(1)	21,702	843,991
		$ 7,346,396
Electric Utilities — 1.5%
Acciona S.A.	8,786	$ 1,762,818
Chubu Electric Power Co., Inc.	31,500	332,307
Edison International(1)	47,825	3,375,967
Iberdrola S.A.(1)	617,009	7,686,573
NextEra Energy, Inc.(1)	12,324	949,934
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	145,032
		$ 14,252,631
Electrical Equipment — 0.9%
ABB, Ltd.(1)	103,575	$ 3,563,135
Accelleron Industries AG(2)	5,372	127,202
Fujikura, Ltd.	69,000	490,146
Legrand S.A.(1)	47,726	4,360,835
		$ 8,541,318
Electronic Equipment, Instruments & Components — 1.2%
Alps Alpine Co., Ltd.	82,200	$ 791,057
Citizen Watch Co., Ltd.	164,000	964,927
Corning, Inc.(1)	7,504	264,741
Halma PLC	50,000	1,380,324
Kyocera Corp.	44,900	2,342,250
Omron Corp.	16,100	942,283

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Taiyo Yuden Co., Ltd.	51,500	$ 1,736,504
TDK Corp.	79,900	2,868,100
		$ 11,290,186
Entertainment — 1.8%
Electronic Arts, Inc.(1)	30,496	$ 3,673,243
Netflix, Inc.(1)(2)	22,508	7,776,064
Nintendo Co., Ltd.	28,600	1,110,869
Toho Co., Ltd.	14,100	540,579
Walt Disney Co. (The)(1)(2)	40,945	4,099,823
		$ 17,200,578
Financial Services — 2.0%
Adyen NV(2)(3)	600	$ 956,057
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	2,503,507
Fidelity National Information Services, Inc.(1)	33,608	1,825,922
M&G PLC	286,752	702,838
Mastercard, Inc., Class A(1)	14,997	5,450,060
ORIX Corp.	48,100	793,073
PayPal Holdings, Inc.(1)(2)	52,937	4,020,036
Visa, Inc., Class A(1)	13,000	2,930,980
		$ 19,182,473
Food Products — 3.2%
Kikkoman Corp.	3,300	$ 168,477
Mondelez International, Inc., Class A(1)	104,863	7,311,048
Nestle S.A.(1)	180,310	21,985,289
Nissin Foods Holdings Co., Ltd.	10,000	914,398
Toyo Suisan Kaisha, Ltd.	5,000	208,955
		$ 30,588,167
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 213,562
Snam SpA	152,501	808,565
		$ 1,022,127
Ground Transportation — 0.9%
Canadian Pacific Railway, Ltd.(1)	41,725	$ 3,210,321
Central Japan Railway Co.	6,200	739,782
CSX Corp.(1)	117,095	3,505,824
East Japan Railway Co.	7,100	392,925
Keio Corp.	18,300	642,600
		$ 8,491,452
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(1)	68,052	$ 6,890,945
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(1)(2)	20,000	$ 1,000,600
DENTSPLY SIRONA, Inc.(1)	37,759	1,483,174
Olympus Corp.	69,400	1,218,855
Teleflex, Inc.(1)	6,010	1,522,393
Terumo Corp.	112,600	3,045,302
		$ 15,161,269
Health Care Providers & Services — 1.4%
CVS Health Corp.(1)	11,075	$ 822,983
McKesson Corp.(1)	7,905	2,814,575
UnitedHealth Group, Inc.(1)	20,230	9,560,496
		$ 13,198,054
Health Care Technology — 0.0%(4)
M3, Inc.	11,400	$ 286,927
		$ 286,927
Hotels, Restaurants & Leisure — 1.9%
Amadeus IT Group S.A.(2)	24,489	$ 1,642,808
Booking Holdings, Inc.(1)(2)	2,430	6,445,356
Compass Group PLC	91,736	2,305,467
Entain PLC	135,886	2,110,324
Flutter Entertainment PLC(2)	6,119	1,104,125
InterContinental Hotels Group PLC	9,889	647,389
Yum! Brands, Inc.(1)	26,696	3,526,008
		$ 17,781,477
Household Durables — 0.8%
Casio Computer Co., Ltd.	63,200	$ 622,104
Nikon Corp.	35,000	359,317
PulteGroup, Inc.(1)	70,920	4,133,218
Sekisui Chemical Co., Ltd.	61,000	866,350
Sony Group Corp.	13,400	1,220,517
		$ 7,201,506
Household Products — 0.4%
Clorox Co. (The)(1)	9,542	$ 1,509,926
Henkel AG & Co. KGaA, PFC Shares	8,309	650,046
Procter & Gamble Co. (The)(1)	3,284	488,298
Reckitt Benckiser Group PLC	20,566	1,564,609
		$ 4,212,879
Industrial Conglomerates — 1.8%
Honeywell International, Inc.(1)	19,811	$ 3,786,278

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Industrial Conglomerates (continued)
Nisshinbo Holdings, Inc.	91,000	$ 697,115
Siemens AG(1)	76,879	12,454,697
		$ 16,938,090
Insurance — 3.0%
Ageas S.A./NV	22,500	$ 973,312
Allianz SE(1)	55,814	12,883,883
Allstate Corp. (The)(1)	14,109	1,563,418
Chubb, Ltd.(1)	1,376	267,192
Cincinnati Financial Corp.(1)	5,091	570,599
Hannover Rueck SE	5,000	977,902
Hartford Financial Services Group, Inc.(1)	14,283	995,382
Legal & General Group PLC	250,000	739,401
Lincoln National Corp.(1)	17,183	386,102
Marsh & McLennan Cos., Inc.(1)	18,342	3,054,860
MS&AD Insurance Group Holdings, Inc.	37,200	1,152,860
Principal Financial Group, Inc.(1)	17,247	1,281,797
Prudential Financial, Inc.(1)	5,336	441,501
Prudential PLC(1)	224,243	3,070,251
		$ 28,358,460
Interactive Media & Services — 4.6%
Alphabet, Inc., Class A(1)(2)	147,740	$ 15,325,070
Alphabet, Inc., Class C(1)(2)	149,202	15,517,008
Meta Platforms, Inc., Class A(1)(2)	61,100	12,949,534
		$ 43,791,612
IT Services — 0.8%
Capgemini SE(1)	23,097	$ 4,292,239
EPAM Systems, Inc.(1)(2)	4,622	1,381,978
NTT Data Corp.	79,000	1,038,577
Obic Co., Ltd.	2,300	364,305
Otsuka Corp.	15,600	554,031
		$ 7,631,130
Leisure Products — 0.1%
Hasbro, Inc.(1)	6,865	$ 368,582
Yamaha Corp.	25,600	988,772
		$ 1,357,354
Life Sciences Tools & Services — 1.0%
PerkinElmer, Inc.(1)	6,547	$ 872,453
Thermo Fisher Scientific, Inc.(1)	14,903	8,589,642
		$ 9,462,095
Security	Shares	Value
Machinery — 1.6%
Daimler Truck Holding AG(2)	13,462	$ 454,329
Dover Corp.(1)	7,424	1,128,003
Ebara Corp.	25,500	1,187,392
FANUC Corp.	112,135	4,049,440
Kawasaki Heavy Industries, Ltd.	8,200	179,511
Komatsu, Ltd.	29,200	724,894
Makita Corp.	7,700	191,767
Mitsui E&S Holdings Co., Ltd. (2)	69,200	218,594
Parker-Hannifin Corp.(1)	7,147	2,402,178
SMC Corp.	1,500	795,175
Snap-on, Inc.(1)	5,378	1,327,774
Stanley Black & Decker, Inc.(1)	23,555	1,898,062
Toyota Industries Corp.	6,400	356,551
		$ 14,913,670
Media — 0.6%
Charter Communications, Inc., Class A(1)(2)	5,813	$ 2,078,787
Comcast Corp., Class A(1)	96,531	3,659,490
Hakuhodo DY Holdings, Inc.	20,900	236,952
		$ 5,975,229
Metals & Mining — 1.0%
Glencore PLC	948,599	$ 5,458,443
Rio Tinto PLC(1)	54,826	3,721,473
		$ 9,179,916
Multi-Utilities — 0.8%
CMS Energy Corp.(1)	90,509	$ 5,555,443
NiSource, Inc.(1)	42,420	1,186,063
Veolia Environnement S.A.	37,663	1,162,174
		$ 7,903,680
Oil, Gas & Consumable Fuels — 3.7%
APA Corp.(1)	25,465	$ 918,268
BP PLC	193,968	1,225,978
Chevron Corp.(1)	33,237	5,422,949
ConocoPhillips(1)	2,940	291,677
Devon Energy Corp.(1)	11,014	557,419
EOG Resources, Inc.(1)	16,441	1,884,632
Idemitsu Kosan Co., Ltd.	16,400	359,041
Marathon Petroleum Corp.(1)	27,916	3,763,914
Phillips 66(1)	26,813	2,718,302
Shell PLC(1)	253,138	7,214,071
TotalEnergies SE(1)	181,770	10,717,827
		$ 35,074,078

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Care Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A(1)	16,077	$ 3,962,337
Kao Corp.	29,854	1,162,075
Unilever PLC	128,549	6,661,280
		$ 11,785,692
Pharmaceuticals — 6.0%
Astellas Pharma, Inc.	175,700	$ 2,496,225
AstraZeneca PLC	56,549	7,835,106
Bayer AG(1)	26,130	1,669,226
Chugai Pharmaceutical Co., Ltd.	105,900	2,614,947
Daiichi Sankyo Co., Ltd.	62,100	2,265,261
Eisai Co., Ltd.	14,646	831,887
Eli Lilly & Co.(1)	13,232	4,544,134
Johnson & Johnson(1)	13,558	2,101,490
Merck & Co., Inc.(1)	25,250	2,686,348
Novartis AG(1)	123,663	11,354,553
Organon & Co.(1)	2,525	59,388
Pfizer, Inc.(1)	14,458	589,886
Roche Holding AG PC(1)	38,191	10,912,790
Sanofi(1)	63,182	6,853,902
UCB S.A.	9,177	820,205
		$ 57,635,348
Professional Services — 0.8%
Equifax, Inc.(1)	11,910	$ 2,415,825
Experian PLC	79,133	2,605,668
Recruit Holdings Co., Ltd.	28,600	786,758
Robert Half International, Inc.(1)	26,747	2,155,006
Wolters Kluwer NV	961	121,313
		$ 8,084,570
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)(2)	37,761	$ 2,749,378
Daito Trust Construction Co., Ltd.	5,500	547,964
Heiwa Real Estate Co., Ltd.	26,700	764,162
Sumitomo Realty & Development Co., Ltd.	13,600	307,108
		$ 4,368,612
Residential REITs — 0.1%
Unite Group PLC (The)	75,723	$ 897,108
		$ 897,108
Semiconductors & Semiconductor Equipment — 8.1%
Advantest Corp.	26,800	$ 2,484,529
Analog Devices, Inc.(1)	25,340	4,997,555
ASML Holding NV(1)	25,161	17,145,912
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(1)(2)	17,850	$ 3,753,498
Infineon Technologies AG	85,739	3,520,887
Intel Corp.(1)	135,942	4,441,225
Lam Research Corp.	864	458,024
Marvell Technology, Inc.(1)	82,514	3,572,856
Micron Technology, Inc.(1)	42,799	2,582,492
NXP Semiconductors NV(1)	40,985	7,642,678
ON Semiconductor Corp.(1)(2)	30,000	2,469,600
SolarEdge Technologies, Inc.(2)	1,579	479,937
STMicroelectronics NV	35,000	1,864,928
Texas Instruments, Inc.(1)	75,299	14,006,367
Tokyo Electron, Ltd.	66,900	8,172,907
		$ 77,593,395
Software — 7.4%
Adobe, Inc.(1)(2)	19,153	$ 7,380,992
Ceridian HCM Holding, Inc.(1)(2)	11,651	853,086
Crowdstrike Holdings, Inc., Class A(1)(2)	11,401	1,564,901
Dassault Systemes SE	40,765	1,681,598
Datadog, Inc., Class A(1)(2)	20,556	1,493,599
Microsoft Corp.(1)	183,108	52,790,037
Oracle Corp.(1)	34,518	3,207,413
Sage Group PLC (The)	46,259	443,921
Trend Micro, Inc.	22,597	1,108,619
Zoom Video Communications, Inc., Class A(2)	5,906	436,099
		$ 70,960,265
Specialized REITs — 0.4%
American Tower Corp.(1)	17,793	$ 3,635,822
		$ 3,635,822
Specialty Retail — 2.2%
Fast Retailing Co., Ltd.	56,700	$ 12,412,337
Fnac Darty S.A.	922	34,041
Home Depot, Inc. (The)(1)	10,573	3,120,304
Lowe's Cos., Inc.(1)	26,586	5,316,402
USS Co., Ltd.	27,200	471,909
		$ 21,354,993
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.(1)	340,626	$ 56,169,228
Hewlett Packard Enterprise Co.(1)	64,216	1,022,961
HP, Inc.(1)	26,241	770,173
		$ 57,962,362

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 3.3%
Kering S.A.(1)	7,414	$ 4,837,098
LVMH Moet Hennessy Louis Vuitton SE(1)	24,802	22,765,962
NIKE, Inc., Class B(1)	33,397	4,095,808
		$ 31,698,868
Tobacco — 0.4%
British American Tobacco PLC(1)	81,683	$ 2,863,346
Japan Tobacco, Inc.	34,000	718,201
		$ 3,581,547
Trading Companies & Distributors — 0.6%
Ferguson PLC	23,927	$ 3,163,428
Mitsubishi Corp.	21,400	769,040
Sumitomo Corp.	96,700	1,713,074
		$ 5,645,542
Transportation Infrastructure — 0.1%
Aeroports de Paris(2)	6,667	$ 951,792
		$ 951,792
Wireless Telecommunication Services — 1.1%
KDDI Corp.	113,000	$ 3,484,665
SoftBank Group Corp.	116,996	4,599,522
T-Mobile US, Inc.(1)(2)	18,500	2,679,540
		$ 10,763,727
Total Common Stocks (identified cost $325,498,287)		$971,795,522

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(5)	2,043,648	$ 2,043,648
Total Short-Term Investments (identified cost $2,043,648)		$ 2,043,648
Total Investments — 101.9% (identified cost $327,541,935)		$973,839,170
Total Written Call Options — (2.4)% (premiums received $10,751,306)		$(23,005,802)
Other Assets, Less Liabilities — 0.5%		$ 4,462,057
Net Assets — 100.0%		$955,295,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $956,057 or 0.1% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	53.7%	$523,249,692
Japan	11.1	108,477,770
France	7.3	71,504,318
United Kingdom	7.3	71,407,723
Germany	5.4	52,113,800
Netherlands	5.3	51,636,434
Switzerland	5.2	50,120,049
Ireland	1.9	17,998,740
Spain	1.3	12,830,389
Italy	0.6	6,264,601
Belgium	0.4	3,354,763
Canada	0.3	3,210,321
Finland	0.1	981,777
China	0.1	688,793
Total Investments	100.0%	$973,839,170

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (2.4)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,010	EUR	43,582,005	EUR	4,325	4/6/23	$ (257,361)
Dow Jones Euro Stoxx 50 Index	1,040	EUR	44,876,520	EUR	4,250	4/14/23	(1,054,826)
Dow Jones Euro Stoxx 50 Index	1,030	EUR	44,445,015	EUR	4,225	4/21/23	(1,429,942)
Dow Jones Euro Stoxx 50 Index	1,010	EUR	43,582,005	EUR	4,375	4/28/23	(386,657)
FTSE 100 Index	780	GBP	59,527,572	GBP	7,625	4/21/23	(885,994)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,600	4/3/23	(752,830)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,500	4/5/23	(895,765)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,200	4/6/23	(1,287,520)
NASDAQ 100 Index	14	USD	18,453,890	USD	12,200	4/10/23	(1,394,610)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,400	4/12/23	(1,064,960)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,900	4/14/23	(531,700)
NASDAQ 100 Index	13	USD	17,135,755	USD	12,800	4/17/23	(644,345)
NASDAQ 100 Index	13	USD	17,135,755	USD	13,100	4/19/23	(393,640)
NASDAQ 100 Index	13	USD	17,135,755	USD	13,000	4/21/23	(498,810)
NASDAQ 100 Index	13	USD	17,135,755	USD	13,100	4/24/23	(433,940)
NASDAQ 100 Index	13	USD	17,135,755	USD	13,100	4/26/23	(463,320)
NASDAQ 100 Index	13	USD	17,135,755	USD	13,300	4/28/23	(352,625)
Nikkei 225 Index	110	JPY	3,084,562,800	JPY	28,750	4/7/23	(16,980)
Nikkei 225 Index	120	JPY	3,364,977,600	JPY	27,625	4/14/23	(517,188)
Nikkei 225 Index	120	JPY	3,364,977,600	JPY	27,750	4/21/23	(495,622)
Nikkei 225 Index	120	JPY	3,364,977,600	JPY	28,500	4/28/23	(216,908)
S&P 500 Index	60	USD	24,655,860	USD	4,100	4/3/23	(121,800)
S&P 500 Index	60	USD	24,655,860	USD	4,060	4/5/23	(358,200)
S&P 500 Index	62	USD	25,477,722	USD	3,970	4/6/23	(881,950)
S&P 500 Index	63	USD	25,888,653	USD	3,950	4/10/23	(1,036,665)
S&P 500 Index	63	USD	25,888,653	USD	3,950	4/12/23	(1,073,520)
S&P 500 Index	61	USD	25,066,791	USD	4,025	4/14/23	(686,250)
S&P 500 Index	61	USD	25,066,791	USD	4,010	4/17/23	(774,090)
S&P 500 Index	61	USD	25,066,791	USD	4,075	4/19/23	(508,130)
S&P 500 Index	63	USD	25,888,653	USD	4,010	4/21/23	(860,265)
S&P 500 Index	62	USD	25,477,722	USD	4,075	4/24/23	(565,750)
S&P 500 Index	62	USD	25,477,722	USD	4,075	4/26/23	(591,790)
S&P 500 Index	61	USD	25,066,791	USD	4,135	4/28/23	(397,720)
SMI Index	410	CHF	45,535,584	CHF	10,850	4/21/23	(1,174,129)
Total							$(23,005,802)
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,043,648, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,376,597	$31,773,639	$(31,106,588)	$ —	$ —	$2,043,648	$37,323	2,043,648
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 68,602,550	$ 16,474,992	$ —	$ 85,077,542
Consumer Discretionary	70,897,399	76,882,927	—	147,780,326
Consumer Staples	32,976,054	46,243,431	—	79,219,485
Energy	15,557,161	19,516,917	—	35,074,078
Financials	48,561,272	55,740,863	—	104,302,135
Health Care	58,810,638	52,205,186	—	111,015,824
Industrials	30,424,342	62,430,163	—	92,854,505
Information Technology	182,290,417	54,679,675	—	236,970,092
Materials	19,574,493	27,847,062	—	47,421,555
Real Estate	6,385,200	2,516,342	—	8,901,542
Utilities	11,067,407	12,111,031	—	23,178,438
Total Common Stocks	$545,146,933	$426,648,589*	$ —	$971,795,522
Short-Term Investments	$ 2,043,648	$ —	$ —	$ 2,043,648
Total Investments	$547,190,581	$426,648,589	$ —	$973,839,170

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Written Call Options	$(16,570,195)	$ (6,435,607)	$ —	$(23,005,802)
Total	$(16,570,195)	$ (6,435,607)	$ —	$(23,005,802)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.